091-10943 T.W.

[redacted]

12005284

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 22 2012
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
EMDI: MSCI Markets Consumer Discretionary Sector Index;
EMEY: MSCI Emerging Markets Energy Sector Capped Index;
AAIT: MSCI All Country Asia Information Technology Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 6 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
EMDI, EMEY, AAIT

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
EMDI: South Korea, China, South Africa, Mexico, Brazil;
EMEY: Russia, China, Brazil, India, Thailand;
AAIT: Japan, Tawian, South Korea, India, China

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Thomas N. McManus**
Title:	**Chief Regulatory Officer**
Telephone Number:	**201-418-3471**
Manual Signature of Official Responsible for Form:	TNM
Date:	**15-Feb-12**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	**FEB 2 2 2012**